CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - CAD ($)	Total	Number of Common Shares	Shares to be Issued	Contributed Surplus	Equity Portion of Convertible Debentures	Contingently Issuable Shares	Share Subscriptions Received In Advance [Member]	Accumulated Deficit	Accumulated Other Comprehensive Income loss	Non-controlling Interests
Balance, shares at Jun. 30, 2018		40,036,228
Balance, amount at Jun. 30, 2018		$ 14,480,241	$ 0	$ 3,808,611	$ 0	$ 0	$ (13,734,265)	$ 684	$ 0	$ 4,555,271
Statement [Line Items]
Issuance of warrants		0	0	1,413,919	0	0	0	0	0	1,413,919
Equity portion of convertible debentures		0	0	29,063	62,498	0	0	0	0	91,561
Warrant portion of promissory note payable		0	0	18,650	0	0	0	0	0	18,650
Common shares issued for exercise of warrants, amount		156,587	0	(44,087)	0	0	0	0	0	112,500
Foreign currency translation gain	$ 7,205	0	0	0	0	0	0	7,205	0	7,205
Net loss for the year	(5,836,536)	$ 0	0	0	0	0	(5,836,536)	0	0	(5,836,536)
Balance, shares at Jun. 30, 2019		40,786,228
Balance, amount at Jun. 30, 2019		$ 14,636,828	0	5,226,156	62,498	0	(19,570,801)	7,889	0	362,570
Statement [Line Items]
Issuance of warrants		0	0	631,336	0	0				631,336
Equity portion of convertible debentures		0	0	33,816	74,989	0	0	0	0	108,805
Warrant portion of promissory note payable		0	0	8,995	0	0	0	0	0	8,995
Foreign currency translation gain	(49,488)	0	0	0	0	0	0	(49,488)	0	(49,488)
Net loss for the year	(4,650,900)	0	0	0	0	0	(4,588,889)	0	(62,011)	(4,650,900)
Issuance of options		0	0	869,299	0	0	0	0	0	869,299
Forfeiture of warrants		0	$ 0	(451,976)	0	0	0	0	0	(451,976)
Conversion of convertible debenture, shares			12,500,000
Conversion of convertible debenture, amount		290,304	$ 0	0	(19,140)	0	0	0	0	271,164
Conversion of convertible debentures		0	0	0	(36,434)	0	0	0	0	(36,434)
Equity portion of convertible debenture		0	0	415,010	748,990	0	0	0	0
Interest on equity portion of convertible debentures		0	0	0	32,010	0	0	0	0	32,010
Issuance of shares for asset acquisition, amount		2,125,000	0	0	0	0	0	0	0	2,125,000
Contingent consideration for asset acquisition, amount		0	0	3,570,000	0	0	0	0	0	0
Shares issued as part of contingent consideration, amount		1,020,000	$ 0	0	0	(1,020,000)	0	0	0	0
Shares issued as part of settlement, shares			65,948,832
Shares issued as part of settlement, amount		$ 72,500	$ 0	72,500	0	0	0	0	0	0
Shares to be issued as part of contingent consideration, shares		510,000
Shares to be issued as part of contingent consideration, amount		$ 0	0	0	0	(510,000)	0	0	0	0
Common shares issued for private placement, amount		1,552,548	0	1,552,548	0	0	0	0	0	0
Acquisition of 2734158 Ontario Inc.		0	0	720,114	0	0	0	0	0	720,114
Deduction of deferred tax liabilities		$ 0	0	(22,854)	0	$ 0	0	0	0	(22,854)
Balance, shares at Jun. 30, 2020		65,948,832				2,040,000
Balance, amount at Jun. 30, 2020	6,276,689	$ 19,697,180	(24,159,690)	6,709,782	862,913	$ 0	(41,599)	658,103	6,276,689	2,550,000
Statement [Line Items]
Warrant portion of promissory note payable		647,296	647,296	0	0
Foreign currency translation gain	307,673		7,844,814	368,091	(4,786,514)	$ 26,145,146	306,877	647,296	(29,453,390)	77,875
Net loss for the year	(4,786,514)	$ 826,165		7,318,373
Shares issued as part of contingent consideration, shares		510,000				15,000,000
Shares issued as part of contingent consideration, amount		$ 0	0	0	0	$ 0	0	0	2,944,716	0
Common shares issued for private placement, amount		$ 0	0	0	0	$ 0	2,944,716	0	941,854	0
Common shares issued for private placement, shares		(2,040,000)				(510,000)
Issuance of warrant		$ 0	941,854	0	0	$ 0	0	181,548	208,452	0
Issuance of convertible debenture		0	0	0	0	390,000	0	(923,590)	0	0
Conversion of convertible debentures, amount		0	0	0	0	0	159,102	0	0	0
Interest on convertible debentures		0	0	159,102	0	0	0	(139,095)	0	(166,172)
Acquisition of 2734158 Ontario Inc. additional NCI		(305,267)	0	0	0	0	0	0	144,118	144,118
Acquisition of 10062771 Manitoba Ltd.		953,250	0	0	0	0	0	0	953,250	0
Acquisition of Extraction Technologies, LLC, amount		0	0	0	0	0	(177,975)	(177,975)	0	11,630
Dividend paid to NCI		$ 0	0	0	0	0	11,630	0	0	0
Share subscriptions received in advance				119,474		$ 119,474				(5,154,605)
Balance, shares at Jun. 30, 2021		93,151,074
Balance, amount at Jun. 30, 2021	$ 7,318,373	$ 26,145,146	$ 0	$ 7,844,814	$ 306,877		$ 647,296	$ (29,453,390)	$ 77,875	$ 826,165